SUPPLEMENTAL INFORMATION - Net Change in Working Capital (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets		$ (66)	$ (122)	$ (35)
Accounts payable and accrued liabilities		17	(18)	(45)
Other assets and liabilities		(4)	46	(9)
Settlement of TerraForm Power special distribution				(285)
Increase (decrease) in working capital	[1]	$ (53)	$ (94)	$ (374)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).